Loans and other financial assets at amortized cost - Details of loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of loans other than banks [Line Items]
Discounted present value	₩ (11,360)	₩ (10,238)
Allowance for credit losses	(2,975,060)	(2,334,153)
Total	358,577,179	343,918,560
Loans in local currency | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	298,157,823	282,686,620
Loans in foreign currencies | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	28,585,389	26,988,360
Domestic banker's usance | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	2,726,633	2,877,079
Credit card accounts | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	12,531,620	10,370,362
Bills bought in foreign currencies | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	4,215,956	3,650,792
Bills bought in local currency | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	496,148	533,879
Factoring receivables | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	8,712	25,469
Advances for customers on guarantees | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	9,996	25,698
Private placement bonds | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	688,437	485,519
Securitized loans | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	3,203,135	2,990,937
Call loans | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	2,719,546	3,626,226
Bonds purchased under resale agreements | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	3,356,392	6,849,038
Financial lease receivables | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	1,362,279	1,467,858
Installment financial bond | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	2,635,720	2,832,972
Others | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	119	140
Loan origination costs and fees | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Gross carrying amount	₩ 865,694	₩ 852,002